Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Composition of other liabilities

As at	Dec 31 2022	Dec 31 2021
Share-based compensation liability (note 14)	$70,569	$68,634
Site restoration costs	36,581	29,355
Land mortgage	28,514	28,985
Defined benefit pension plans (note 21)	19,216	20,616
Cash flow hedges (note 19)	6,739	60,098
Other	2,532	3,252
	164,151	210,940
Less current maturities	(29,548)	(17,191)
	$134,603	$193,749

Provision for site restoration costs	The movement in the provision during the year is explained as follows:

	2022	2021
Balance at January 1	$29,355	$31,941
New or revised provisions	6,915	(2,767)
Accretion expense	311	181
Balance at December 31	$36,581	$29,355